UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03931

CLIPPER FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

CLIPPER FUNDSM	Schedule of Investments
March 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (95.08%)
CONSUMER DISCRETIONARY – (7.09%)
Automobiles & Components – (4.49%)
2,823,060	Harley-Davidson, Inc.	$37,800,773

Retailing – (2.60%)
1,758,123	CarMax, Inc. *	21,871,050

	TOTAL CONSUMER DISCRETIONARY	59,671,823

CONSUMER STAPLES – (19.74%)
Food & Staples Retailing – (12.67%)
2,300,591	Costco Wholesale Corp.	106,517,364

Household & Personal Products – (7.07%)
1,263,025	Procter & Gamble Co.	59,475,847

	TOTAL CONSUMER STAPLES	165,993,211

ENERGY – (11.40%)
1,291,987	Canadian Natural Resources Ltd. (Canada)	49,819,019
1,177,041	ConocoPhillips	46,092,925

	TOTAL ENERGY	95,911,944

FINANCIALS – (47.90%)
Banks – (0.65%)
Commercial Banks – (0.65%)
384,700	Wells Fargo & Co.	5,478,128

Diversified Financials – (26.67%)
Capital Markets – (11.42%)
666,629	Ameriprise Financial, Inc.	13,659,228
2,504,289	Bank of New York Mellon Corp.	70,746,164
78,600	Goldman Sachs Group, Inc.	8,333,172
136,000	Julius Baer Holding AG (Switzerland)	3,341,630

		96,080,194

Consumer Finance – (6.04%)
3,728,410	American Express Co.	50,818,228

Diversified Financial Services – (9.21%)
1,003,036	JPMorgan Chase & Co.	26,660,697
2,232,700	Oaktree Capital Group LLC, Class A (a)	30,141,450
5,762,297	RHJ International (Belgium)*(b)	20,607,451

		77,409,598

		224,308,020

Insurance – (20.58%)
	Multi-line Insurance – (4.68%)
1,781,000	Loews Corp.	39,360,100

	Property & Casualty Insurance – (14.88%)
1,132	Berkshire Hathaway Inc., Class A *	98,144,400
4,671,300	NIPPONKOA Insurance Co., Ltd. (Japan)	27,046,825

		125,191,225

	Reinsurance – (1.02%)
240,100	Transatlantic Holdings, Inc.	8,564,367

		173,115,692

	TOTAL FINANCIALS	402,901,840

HEALTH CARE – (1.77%)
Health Care Equipment & Services – (1.77%)
709,455	UnitedHealth Group Inc.	14,848,893

	TOTAL HEALTH CARE	14,848,893

CLIPPER FUNDSM	Schedule of Investments - (Continued)
March 31, 2009 (Unaudited)

Shares/Principal		Security			Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (7.18%)
Semiconductors & Semiconductor Equipment – (1.35%)
686,000	Texas Instruments Inc.				$11,325,860

Software & Services – (3.23%)
1,482,329	Microsoft Corp.				27,171,091

Technology Hardware & Equipment – (2.60%)
682,000	Hewlett-Packard Co.				21,864,920

	TOTAL INFORMATION TECHNOLOGY				60,361,871

	TOTAL COMMON STOCK – (Identified cost $1,276,363,826)				799,689,582

SHORT TERM INVESTMENTS – (5.10%)
COMMERCIAL PAPER – (2.97%)
$25,000,000	Intesa Funding LLC, 0.28%, 04/01/09				25,000,000

	TOTAL COMMERCIAL PAPER				25,000,000

REPURCHASE AGREEMENTS – (2.13%)
6,881,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.22%, 04/01/09, dated 03/31/09, repurchase value of $6,881,042
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.00%, 07/01/35, total market value $7,018,620)				6,881,000
5,510,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement,
	0.15%, 04/01/09, dated 03/31/09, repurchase value of $5,510,023
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-6.525%, 04/01/18-03/01/39, total market value $5,620,200)				5,510,000
4,129,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.12%, 04/01/09, dated 03/31/09, repurchase value of $4,129,014
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-8.50%, 04/01/15-03/01/39, total market value $4,211,580)				4,129,000
1,376,000	Mizuho Securities USA, Inc., Joint Repurchase Agreement,
	0.30%, 04/01/09, dated 03/31/09, repurchase value of $1,376,011
	(collateralized by: U.S. Government obligation in a pooled cash account, 3.875%, 09/15/10, total market value $1,403,520)				1,376,000

	TOTAL REPURCHASE AGREEMENTS				17,896,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $42,896,000)				42,896,000

	Total Investments – (100.18%) – (Identified cost $1,319,259,826) – (c)				842,585,582
	Liabilities Less Other Assets – (0.18%)				(1,528,292)

	Net Assets – (100.00%)				$841,057,290

*					Non-Income producing security.
(a)

Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $30,141,450, or 3.58% of the Fund’s net assets as of March 31, 2009.

(b)

Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2009. The aggregate fair value of the securities of affiliated companies held by the Fund as of March 31, 2009, amounts to $20,607,451. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2008	Gross Additions	Gross Reductions	Shares March 31, 2009	Dividend Income
RHJ International	5,384,194	378,103	–	5,762,297	–

CLIPPER FUNDSM	Schedule of Investments - (Continued)
March 31, 2009 (Unaudited)

(c)	Aggregate cost for federal income tax purposes is $1,319,324,405. At March 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$6,229,867
	Unrealized depreciation	(482,968,690)

	Net unrealized depreciation	$(476,738,823)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the closing bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value of assets and liabilities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation inputs	Securities at Value
Level 1 – Quoted Prices	$718,552,226
Level 2 – Other Significant Observable Inputs	124,033,356 *
Level 3 – Significant Unobservable Inputs	–
Total	$842,585,582

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLIPPER FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 29, 2009

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: May 29, 2009